Acquisitions - Narrative (Details)	12 Months Ended
Dec. 31, 2023 ACQUISITION
Business Acquisition [Line Items]
Number of businesses acquired	5
2020 and 2021 Acquisitions
Business Acquisition [Line Items]
Percentage of voting interests acquired	100.00%